Long-term debt	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about borrowings [abstract]
Long-term debt

16. Long-term debt

	2022	2021
Balance at January 1	$38,311	$40,532
Stated and accreted interest	520	4,388
Conversion of secured convertible debt into shares	—	(2,664)
Repayment of principal	(39,123)	—
Repayment of stated interest	—	(3,945)
Loss on extinguishments of liabilities	292	—
Balance at December 31	$—	$38,311

At December 31, 2022 and 2021, the carrying amount of the debt comprised the following loans:

	December 31,	December 31,
	2022	2021
First term loan having a principal of $10,000 maturing on April 23, 2024 bearing stated interest of 10% per annum (effective interest rate of 15.05%) 1)	$—	$9,188
Second term loan having a principal of $29,123 maturing on April 23, 2024 bearing stated interest of 10% per annum (effective interest rate of 10.47%) 1)	—	29,123
	$—	$38,311
Less current portion of long-term debt	—	—
Long-term portion of long-term debt	$—	$38,311

1) The first and second term loans issued under the consolidated loan agreement with SALP were secured by all the assets of the Company and required that certain covenants be respected including maintaining an adjusted working capital ratio. In February 2022, these loans were repaid in full and the related security interests were released.

2022

On February 15, 2022, the Company repaid the entirety of the first and second term loans, representing an aggregate principal amount of $39,123 and the stated interest accrued of $484, for an amount of $39,123, thus terminating the consolidated loan agreement with SALP and releasing the security interests granted by the Company over its assets pursuant to the loan agreement and related documents. The difference of $292 between the carrying amount of the loans extinguished and the cash payment was recorded as a loss on extinguishment of liabilities. The Company incurred $40 in legal fees in relation to this transaction, which were recorded against the loss on extinguishment of liabilities.

The repayment also terminated the royalty stream agreement with SALP resulting in the derecognition of the royalty payment obligation to SALP included in other long-term liabilities and the recognition of a gain on extinguishment of liabilities of $120.

In concurrence with the repayment, the 16,873 warrants held by SALP and having an exercise price of $152.10 per common share (note 17c) were cancelled.

2021

Concurrently with the Fairhaven acquisition that closed on July 17, 2020, the Company issued secured convertible debentures, or SCD, to certain former Fairhaven shareholders, for an aggregate principal amount of $2,410 and bearing an interest rate of 8% per annum, compounded quarterly. The SCD were due on the earlier of i) March 31, 2022, the maturity date, unless converted into common shares of the Company prior to the maturity date or ii) upon a change of control event. At any time prior to the maturity date, the SCD holders have the right to convert the SCD into common shares of the Company.

The Company and the parties to the share purchase agreement dated July 17, 2020 entered into an amendment to this agreement in November 2021 to terminate 1) the collective rights of certain sellers to purchase additional SCD issued by the Company for an aggregate principal amount of up to $5,740 with substantially the same terms and conditions as set out in the original SCD and 2) the Company’s right, if the pre-determined events allowing the Company to trigger the conversion of the SCD occur prior to the maturity date, to require certain sellers to purchase additional SCD for an aggregate principal amount of up to $5,740, which would then be converted into common shares.

On October 20, 2021, the Company exercised its right to convert the entirety of its SCD, having a balance of $2,664 on the conversion date into 109,857 common shares of Liminal, using a conversion price of $24.20 (USD 19.60) calculated as the volume weighted average trading price of the shares in the five trading days immediately preceding the conversion. Liminal’s conversion right became exercisable upon the occurrence of an event which resulted in the Company having a cash balance over $75,000. The difference between the carrying value of the SCD and the fair value of the common shares issued and recorded in share capital of $2,589, calculated using the closing trading price on the conversion date, was $75 and was recorded as a gain on extinguishment of a liability.